Commitments and Contingencies (Details Narrative) $ in Thousands, £ in Millions					3 Months Ended		6 Months Ended	9 Months Ended
	Mar. 07, 2024 USD ($) ft²	Aug. 31, 2023 USD ($) shares	Jun. 03, 2020 USD ($)	Jun. 03, 2020 GBP (£)	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Settelment expense		$ 2,000
Operating Lease, Right-of-Use Asset					$ 292	$ 319	$ 319	$ 292	$ 346
Short-term lease liability					147	144	144	147	141
Long-term lease liability					110	141	141	110	171
Royalty percentage			30.00%	30.00%
Royalty expense			$ 24,500	£ 19.2
Accrued estimated liability								400
Lease Agreement [Member]
Area of Land | ft²	2,100
Operating Lease, Right-of-Use Asset	$ 400
Operating Lease, Liability	$ 300
Subordinated Borrowing, Interest Rate	11.23%
Short-term lease liability					100	100	100	100	100
Long-term lease liability					$ 100	$ 100	$ 100	$ 100	$ 200
Common Stock [Member]
Issuance of Common Stock, shares | shares		6,500,000			12,500,000	74,544	74,544	12,500,000
Conduit Pharmaceuticals Ltd [Member]
Settelment expense		$ 2,000
Conduit Pharmaceuticals Ltd [Member] | Common Stock [Member]
Issuance of Common Stock, shares | shares		6,500,000